GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ReportingUnit	Dec. 31, 2022 USD ($) ReportingUnit	Dec. 31, 2021 USD ($)
Goodwill [Abstract]
Beginning Balance	$ 230,208	$ 539,624
Acquisitions		60,695
Impairment	(117,875)	(354,943)	$ 0
Foreign currency translation	449	(15,168)
Ending Balance	112,782	230,208	539,624
Gross goodwill	112,782	585,151
Accumulated impairment losses on goodwill	0	354,943
Digital Entertainment [Member]
Goodwill [Abstract]
Beginning Balance	0	168,731
Acquisitions		11,715
Impairment	0	(177,663)
Foreign currency translation	0	(2,783)
Ending Balance	$ 0	0	168,731
Number of reporting units in which carrying amount exceeding fair values | ReportingUnit	3
Digital Financial Services [Member]
Goodwill [Abstract]
Beginning Balance	$ 97,214	56,102
Acquisitions		48,980
Impairment	0	0
Foreign currency translation	873	(7,868)
Ending Balance	98,087	97,214	56,102
Other Services [Member]
Goodwill [Abstract]
Beginning Balance	132,994	314,791
Acquisitions		0
Impairment	(117,875)	(177,280)
Foreign currency translation	(424)	(4,517)
Ending Balance	$ 14,695	$ 132,994	$ 314,791
Number of reporting units in which carrying amount exceeding fair values | ReportingUnit	2
Number of reporting units in which fair value was determined using market approach | ReportingUnit	1	1